Equity - Schedule of Movement of the Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of the Other Comprenhensive Income [line items]
Beginning balance	$ (43,902)	$ (347)
Other comprehensive Income (loss) for the Period	(34,202)	(43,555)	$ (7,424)
Ending balance	(78,104)	(43,902)
Cash Flow Hedges [member]
Disclosure of the Other Comprenhensive Income [line items]
Beginning balance	(7,194)	6,507
Other comprehensive Income (loss) for the Period	4,096	(13,701)
Ending balance	(3,098)	(7,194)
Fair Value Reserves [member]
Disclosure of the Other Comprenhensive Income [line items]
Beginning balance	(748)	(681)
Other comprehensive Income (loss) for the Period	1,205	(67)
Ending balance	457	(748)
Reserves Relating to Actuarial Gains and Losses [member]
Disclosure of the Other Comprenhensive Income [line items]
Beginning balance	(74,177)	(65,138)
Other comprehensive Income (loss) for the Period	(42,527)	(9,039)
Ending balance	(116,704)	(74,177)
Income Tax Reserves Relating to Fair Value Reserves [member]
Disclosure of the Other Comprenhensive Income [line items]
Beginning balance	3	3
Ending balance	3	3
Income Tax Reserves Relating to Reserve Actuarial Gains and Losses [member]
Disclosure of the Other Comprenhensive Income [line items]
Beginning balance	86	125
Other comprehensive Income (loss) for the Period	441	(39)
Ending balance	527	86
Revaluation of Administrative Property [member]
Disclosure of the Other Comprenhensive Income [line items]
Beginning balance	37,934	58,382
Other comprehensive Income (loss) for the Period	2,761	(20,448)
Ending balance	40,695	37,934
Total OCI [member]
Disclosure of the Other Comprenhensive Income [line items]
Beginning balance	(44,096)	(802)
Other comprehensive Income (loss) for the Period	(34,024)	(43,294)
Ending balance	(78,120)	(44,096)
Non-controlling interests [member]
Disclosure of the Other Comprenhensive Income [line items]
Beginning balance	194	455
Other comprehensive Income (loss) for the Period	(178)	(261)
Ending balance	$ 16	$ 194